Income Taxes (Income Tax Expense) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Current federal		$ 1,133	$ 187
Deferred federal	[1]	3	623
Revaluation of net deferred tax assets		979
Total		2,115	810
Operating Loss Carryforwards [Member]
Operating Loss Carryforwards [Line Items]
Deferred federal		$ 52	$ 717

[1]	Includes tax benefit of operating loss carryforwards of $52 and $717 for the years ended December 31, 2017 and 2016, respectively.